ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2017
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	March 31,
	2016	2017
	RMB	RMB
Accounts receivable	55,427,300	61,560,981
Less: allowance for doubtful accounts	(4,875,266)	(5,399,726)

Accounts receivable, net	50,552,034	56,161,255

Schedule of activities in the allowance for doubtful accounts

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	4,688,433	5,003,118	4,875,266
Additions charged to (reversal of) provision for doubtful accounts	845,965	(127,852)	524,460
Write-off of accounts receivable	(531,280)	—	—

Ending allowance for doubtful accounts	5,003,118	4,875,266	5,399,726